Income Taxes (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Statutory federal income tax rate		35.00%	35.00%	35.00%
Operating Loss Carryforwards [Line Items]
Net operating and capital loss carryforwards (tax effected) for federal income tax purposes		$ 240
Net operating and capital loss carryforwards (tax effected) for state income tax purposes		916
Net operating and capital loss carryforwards (tax effected) for foreign income tax purposes		$ 2,770
Expiration year of operating and capital loss carryforwards		Dec. 31, 2037
Expiration year for credit carryforwards		Dec. 31, 2037
Income Tax Contingency [Line Items]
IRS field examination of tax returns complete through year		2010
All audit periods prior to this year are closed for federal examination purposes		2003
Enactment of the Tax Cuts and Jobs Act		$ (20,271)	$ 0	$ 0
Net deposits to various taxing jurisdictions		3,058	3,084
Accrued interest and penalties included in unrecognized tax benefits balance at year end		1,333	1,140
Net interest and penalty expense (benefit) included in income tax expense		107	$ 24	$ 83
Federal [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards		381
State [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards		$ 1,760
Subsequent Event [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Statutory federal income tax rate	21.00%
Period Start [Member]
Income Tax Contingency [Line Items]
Tax return year(s) subject to resolution with IRS Appeals Division		2003
Period End [Member]
Income Tax Contingency [Line Items]
Tax return year(s) subject to resolution with IRS Appeals Division		2010